Related-Party Transactions (Details Textual) $ in Thousands		1 Months Ended		12 Months Ended
		Sep. 30, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties				¥ 334,841,000	$ 48,227	¥ 632,296,000	¥ 343,602,000
Related Party Transaction, Purchases from Related Party	[1]			441,461,000	63,584	656,091,000	833,813,000
Due to Related Parties, Noncurrent	[2]			267,367,000		242,267,000				$ 38,509
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		¥ 6,852,000
Disposal Group, Including Discontinued Operation, Consideration		554,452,000		5,026,000		30,002,000	146,606			724	$ 4,631
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		561,304,000
Proceeds from Sale of Machinery and Equipment							0	¥ 0
Accounts and Other Receivables, Net, Current							0	0
Accounts Receivable, Related Parties, Current						554,452,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets		1,886,045,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		¥ 1,324,741,000
Due to Affiliate, Current				51,808,000		57,248,000				7,462
Proceeds from Sale of Equity Method Investments				470,000,000		265,000,000	735,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal				97,124,000	13,989	0	0
6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties							¥ 18,000,000
Related Party Transaction, Rate							6.00%
5.35% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties						¥ 2,000,000
Related Party Transaction, Rate						5.35%
5.6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties						¥ 49,800,000
Related Party Transaction, Rate						5.60%
Yingli Lixian [Member]
Related Party Transaction [Line Items]
Deposit for guarantee			¥ 10,000,000					7,510,000	¥ 4,490,000
Yingli China [Member]
Related Party Transaction [Line Items]
Deposit for guarantee									10,000,000
Tibetan Yingli [Member]
Related Party Transaction [Line Items]
Sales of products to related parties				0		¥ 5,365,000	¥ 14,793,000
Subsidiaries of Yingli Group [Member]
Related Party Transaction [Line Items]
Sales of products to related parties				377,496,000	54,371	683,319,000	268,177,000
Purchase of raw materials from related parties				204,436,000	29,445	401,690,000	587,538,000
Purchase of services from related parties				235,448,000	$ 33,912	239,060,000	230,950,000
Principal amount							¥ 40,000,000	¥ 25,000,000	¥ 50,000,000
Interest rate (as a percent)							6.00%	6.00%	5.40%
Collected amount from repayment of loans made to related parties						0	¥ 10,000,000	¥ 65,000,000
Other Receivables, Net, Current, Total						¥ 40,000,000
Related Party Ownership Percentage						100.00%					100.00%
Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from related parties						¥ 0	0
Affiliate [Member]
Related Party Transaction [Line Items]
Sales of products to related parties				0		¥ 0	¥ 81,203,000
Equity interest (as a percent)						26.53%	26.53%	26.53%			26.53%
Yingli Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party							¥ 825,748,000
Related Party Borrowings Collateralized By Pledged Assets				433,264,000		¥ 781,830,000				62,403	$ 120,694
Related Party Guarantee Amount							2,386,307,000			$ 325,988	$ 2,263,334
Repayments of Related Party Debt				347,877,000
Tianjin Yingli Bubalus Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments							134,167,000
Equity Method Investment, Realized Gain (Loss) on Disposal							22,271,000
Tianjin Yingli Bubalus Logistics Co Ltd [Member] | TJ international Trading [Member]
Related Party Transaction [Line Items]
Related Party Consideration From Divestiture Of Interest In Consolidated Subsidiaries							147,600,000
Proceeds from Sale of Equity Method Investments							12,439,000
Equity Method Investment, Realized Gain (Loss) on Disposal							¥ 1,672,000
Chengdu Yaoneng New Energy Resources Co Ltd [Member] | Yingli Shuntong Beijing International Freight Agency Co., Ltd. [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments				826,000
Equity Method Investment, Realized Gain (Loss) on Disposal				291,000
Datong Lichuang New Energy Resources Co Ltd [Member] | Yingli PV Group [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments				1,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal				¥ 29,682,000

[1]	The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 587,538, RMB 401,690 and RMB 204,436 (US$ 29,445) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The company purchased services of RMB 230,950, RMB 239,060 and RMB 235,448 (US$33,912) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of transaction mentioned above included value-added tax.
[2]	The Company entered into several financing lease agreement with related party controlled by Yingli Group. As of December 31, 2015 and 2016, the total outstanding payable within one year was RMB 57,248 and RMB 51,808 (US$ 7,462) over one year was RMB 242,267and RMB 267,367 (US$38,509), respectively.